Loans, Financing and Debentures (Details) - BRL (R$) R$ in Thousands			12 Months Ended
	Nov. 16, 2023	May 05, 2021	Jun. 30, 2024
Loans, Financing and Debentures [Abstract]
Non-convertible shares	165,000,000	(240,000)
Non-convertible debentures issued	R$ 165,000	R$ 240,000
Total terms	7 years
Debentures description			The debentures will be amortized in November of each year from 2027 until 2030.
Interest payable rate	12.16%
Compensatory interest percent		5.3658%